Other assets (Details) - COP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Current
Partners in joint operations	[1]	$ 639,199	$ 534,145
Advanced payments to contractors and suppliers		591,990	503,698
Prepaid expenses		549,456	369,979
Trust funds	[2]	527,520	218,158
Related parties (Note 31)		1,386	7,093
Other assets		23,540	30,963
Total current		2,333,091	1,664,036
Non-current
Abandonment and pension funds	[3]	461,729	405,376
Employee benefits		229,969	221,658
Trust funds (2)		176,781	338,067
Advanced payments and deposits		92,815	54,392
Judicial deposits and attachments		48,845	42,672
Other assets	[4]	188,224	27,949
Total non-current		$ 1,198,363	$ 1,090,114

[1]	Corresponds to the net amount of cash calls and cutbacks generated in relation to the operations carried out with partners through Exploration and Production (E&P) contracts, Technical Evaluations (TEA) contracts and agreements entered in to with the National Hydrocarbons Agency (ANH), as well as through association contracts and other types of contracts.
[2]	Mainly includes the resources invested in trust fund destined to “works for taxes”, mechanism of payment of the income tax of 2019 and 2020, constituted in compliance with article 238 of Law 1819 of 2016 - Tax reform.
[3]	Mainly corresponds to Ecopetrol’s share in trusts funds established to support costs of abandonment of wells and dismantling of facilities, as well as the payment of future retirement pensions in some association contracts.
[4]	Increase due to the consolidation of ISA Group. This concept includes advances to suppliers and other non-current assets.